Accrued Expenses and Other Liabilities - Components of Accrued Expenses and Other Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Payables And Accruals [Abstract]
Research and development activities	$ 5,127	$ 3,779
Compensation and benefits	989	1,093
Professional fees	479	410
Taxes payable	460
Other	1,697	907
Total accrued expenses and other liabilities	$ 8,752	$ 6,189